UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number   811-04725
                                                     --------------

                         Phoenix Investment Series Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,                    John H. Beers, Esq.
Counsel and Secretary for Registrant                Vice President and Counsel
 Phoenix Life Insurance Company                   Phoenix Life Insurance Company
         One American Row                                One American Row
     Hartford, CT 06103-2899                          Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: April 30
                                               ---------

                     Date of reporting period: July 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

PHOENIX INVESTMENT SERIES FUND
GLOSSARY
JULY 31, 2007 (UNAUDITED)


FGIC
Financial Guaranty Insurance Company

FHLMC
Federal Home Loan Mortgage Corporation

FNMA ("Fannie Mae")
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA ("Ginnie Mae")
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

REITs (Real Estate Investment Trusts)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Phoenix Income & Growth Fund



                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2007
                                   (UNAUDITED)


                                                    PAR VALUE
                                                       (000)       VALUE
                                                    ----------  ------------

AGENCY MORTGAGE-BACKED SECURITIES--10.0%

FHLMC R010-AB 5.50%, 12/15/19                       $     338   $    335,689
FNMA 5%, 6/1/18                                         1,321      1,287,773
FNMA 5%, 12/1/18                                        1,882      1,833,878
FNMA 4.50%, 6/1/19                                      2,009      1,920,392
FNMA 4%, 7/1/19                                           655        609,983
FNMA 5%, 8/1/20                                           388        376,297
FNMA 6%, 11/1/31                                          338        337,481
FNMA 5%, 4/1/34                                         1,999      1,884,461
FNMA 5%, 5/1/34                                           702        661,255
FNMA 5.50%, 6/1/34                                      3,725      3,610,910
FNMA 5.50%, 7/1/34                                      3,693      3,579,295
FNMA 6%, 7/1/34                                           573        569,650
FNMA 6%, 5/1/35                                           785        778,290
FNMA 5%, 6/1/35                                         3,607      3,393,479
FNMA 5.50%, 6/1/35                                        608        587,197
FNMA 5.50%, 8/1/35                                        330        319,594
FNMA 5%, 11/1/35                                        2,079      1,955,664
FNMA 5%, 3/1/36                                           209        195,913
FNMA 5.50%, 5/1/36                                        203        196,497
FNMA 6%, 10/1/36                                          853        846,127
FNMA 5.50%, 12/1/36                                     1,540      1,488,253
FNMA 04-W6, 1A4 5.50%, 7/25/34                            635        633,232
GNMA 6.50%, 11/15/23                                      122        124,760
GNMA 6.50%, 11/15/23                                       14         14,536
GNMA 6.50%, 11/15/23                                      138        141,204
GNMA 6.50%, 11/15/23                                       79         80,809
GNMA 6.50%, 12/15/23                                      164        167,127
GNMA 6.50%, 12/15/23                                       92         93,729
GNMA 6.50%, 12/15/23                                      117        119,959
GNMA 6.50%, 3/15/24                                       119        121,148
GNMA 6.50%, 4/15/24                                        45         46,375
GNMA 6.50%, 7/15/24                                       632        645,831
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $29,872,061)                                     28,956,788
----------------------------------------------------------------------------

                                                    PAR VALUE
                                                       (000)       VALUE
                                                    ----------  ------------
MUNICIPAL BONDS--3.2%

CALIFORNIA--1.5%
Alameda Corridor Transportation Authority
  Taxable Series C 6.50%, 10/1/19 (MBIA Insured)    $   4,000   $  4,287,040

FLORIDA--0.1%
Miami-Dade County Educational Authority
  Taxable Series C 5.48%, 4/1/16                          230        226,867

PENNSYLVANIA--1.5%
City of Pittsburgh Pension Obligation Taxable
  Series C 6.50%, 3/1/17 (FGIC Insured)                 4,250      4,546,608

TEXAS--0.1%
Dallas-Fort Worth International Airport
  Facilities Improvement Corp. Taxable
  6.40%, 11/1/07 (MBIA Insured)                           200        200,592
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $9,251,749)                                       9,261,107
----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--1.8%

FHLB 6%, 6/29/22                                          750        751,220
FHLMC 5.375%, 1/9/14                                    1,110      1,099,951
FHLMC 5.20%, 3/5/19                                     1,870      1,809,552
FHLMC 5.30%, 5/12/20                                    1,500      1,434,705
----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $5,142,847)                                       5,095,428
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.3%

Associates Manufactured Housing Pass Through
  Certificate 97-2, A6 7.075%, 3/15/28(c)                 435        442,400
Bayview Financial Acquisition
  Trust 06-A, 1A2 5.483%, 2/28/41(c)                      488        483,828
Bombardier Capital Mortgage Securitization Corp.
  99-A, A3 5.98%, 1/15/18(c)                              559        520,288
Capital One Auto Finance Trust 07-B,
  A3A 5.03%, 4/15/12                                      975        973,255
Carmax Auto Owner Trust 05-2,
  A4 4.34%, 9/15/10                                       300        296,424
Carmax Auto Owner Trust 07-2,
  A3 5.23%, 12/15/11                                    1,000      1,002,074

Phoenix Income & Growth Fund

                                                    PAR VALUE
                                                       (000)       VALUE
                                                    ----------  ------------

Dunkin Securitization 06-1, M1 144A 8.285%,
  6/20/31(b)                                        $     375   $    381,615
JPMorgan Mortgage Acquisition Corp. 06-CW2,
  AF4 6.08%, 8/25/36(c)                                   689        692,282
Long Beach Auto Receivables Trust 04-A,
  A2 2.841%, 7/15/10(c)                                   513        504,370
Nomura Asset Acceptance Corp. 07-1, 1A2
  5.669%, 3/25/47(c)                                      750        748,125
Renaissance Home Equity Loan Trust 06-1,
  AF2 5.533%, 5/25/36(c)                                1,066      1,061,342
Residential Funding Mortgage Securities II, Inc.
  04-HI3, A4 4.63%, 1/25/20                               991        981,369
Residential Funding Mortgage Securities II, Inc.
  06-HSA1, A3 5.23%, 2/25/36(c)                           810        770,357
Wachovia Auto Loan Owner Trust 06-2A, A3 144A
  5.23%, 8/22/11(b)                                       800        800,282
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $9,741,656)                                       9,658,011
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--9.5%


AEROSPACE & DEFENSE--0.1%
L-3 Communications Corp. 7.625%, 6/15/12                  300        303,000

AIRLINES--0.8%
American Airlines, Inc. 01-1 6.977%, 11/23/22             729        689,207
Continental Airlines, Inc. 98-1A 6.648%, 3/15/19          579        583,337
JetBlue Airways Corp. 04-1 9.61%, 3/15/08(c)              558        558,043
United Airlines, Inc. 01-1 6.071%, 3/1/13                 437        439,333
                                                                ------------
                                                                   2,269,920
                                                                ------------
APPLICATION SOFTWARE--0.0%
Intuit, Inc. 5.75%, 3/15/17                                80         76,744

ASSET MANAGEMENT & CUSTODY BANKS--0.1%
Janus Capital Group, Inc. 6.25%, 6/15/12                  185        187,230

AUTOMOBILE MANUFACTURERS--0.1%
DaimlerChrysler NA Holding Corp. 6.50%, 11/15/13          155        158,822

AUTOMOTIVE RETAIL--0.1%
Autonation, Inc. 7%, 4/15/14                              300        282,000

BROADCASTING & CABLE TV--0.1%
Comcast Corp. 5.30%, 1/15/14                              250        239,149
Time Warner Cable, Inc. 144A 5.85%, 5/1/17(b)             160        154,302
                                                                ------------
                                                                     393,451
                                                                ------------

                                                    PAR VALUE
                                                       (000)       VALUE
                                                    ----------  ------------

BUILDING PRODUCTS--0.1%
Masco Corp. 5.85%, 3/15/17                          $     200   $    190,520
Owens Corning, Inc. 6.50%, 12/1/16                         70         69,270
                                                                ------------
                                                                     259,790
                                                                ------------
CASINOS & GAMING--0.0%
MGM Mirage, Inc. 8.50%, 9/15/10                            30         30,450

COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc. 5.50%, 2/22/16                        310        304,400

CONSTRUCTION MATERIALS--0.1%
CRH America, Inc. (Ireland) 6%, 9/30/16(d)                310        305,262

CONSUMER FINANCE--1.1%
Ford Motor Credit Co. LLC 8.625%, 11/1/10                 190        184,774
Ford Motor Credit Co. LLC 9.875%, 8/10/11                 250        253,365
Ford Motor Credit Co. LLC 9.81%, 4/15/12(c)                65         66,138
Ford Motor Credit Co. LLC 7.80%, 6/1/12                   255        243,024
GMAC LLC 6.875%, 9/15/11                                  325        302,480
GMAC LLC 6.75%, 12/1/14                                   120        108,002
SLM Corp. 4.06%, 2/1/10(c)                              2,250      2,053,035
                                                                ------------
                                                                   3,210,818
                                                                ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Broadridge Financial Solutions, Inc.
  6.125%, 6/1/17                                          325        317,780
Convergys Corp. 4.875%, 12/15/09                          750        737,201
                                                                ------------
                                                                   1,054,981
                                                                ------------

DIVERSIFIED BANKS--0.5%
National Capital Trust II 144A
  5.486%, 12/29/49(b)(c)                                1,000        941,323
Wachovia Corp. 4.875%, 2/15/14                            435        411,144
                                                                ------------
                                                                   1,352,467
                                                                ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Equifax, Inc. 6.30%, 7/1/17                               260        262,389
International Lease Finance Corp.
  4.75%, 1/13/12                                          375        363,445
                                                                ------------
                                                                     625,834
                                                                ------------

DRUG RETAIL--0.1%
CVS Caremark Corp. 5.75%, 6/1/17                          315        301,522

ELECTRIC UTILITIES--0.8%
Entergy Gulf States, Inc. 3.60%, 6/1/08                   800        787,554
Entergy Gulf States, Inc. 5.70%, 6/1/15                 1,000        964,651
Great River Energy 144A 5.829%, 7/1/17(b)                 325        331,233

Phoenix Income & Growth Fund

                                                    PAR VALUE
                                                       (000)       VALUE
                                                    ----------  ------------

ELECTRIC UTILITIES--(CONTINUED)
Southern Power Co. Series D 4.875%, 7/15/15         $     335   $    312,158
                                                                ------------
                                                                   2,395,596
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Mettler-Toledo International, Inc.
  4.85%, 11/15/10                                       1,000        980,067

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc.
  6.125%, 3/28/14                                         500        460,625

FOOD RETAIL--0.1%
Kroger Co. (The) 6.80%, 12/15/18                          150        152,957

GAS UTILITIES--0.2%
AmeriGas Partners LP 7.25%, 5/20/15                       500        470,000

GENERAL MERCHANDISE STORES--0.1%
Target Corp. 5.375%, 5/1/17                               375        358,123

HEALTH CARE DISTRIBUTORS--0.1%
Cardinal Health, Inc. 144A 6%, 6/15/17(b)                 200        198,950

HEALTH CARE FACILITIES--0.1%
HCA, Inc. 144A 9.25%, 11/15/16(b)                         300        298,500

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc. 6.40%, 7/1/17                     330        335,040

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc. 6.125%, 1/15/16                   350        351,702

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd. 7.25%, 6/15/16               340        324,359

HOUSEHOLD PRODUCTS--0.2%
Kimberly-Clark Corp. 6.125%, 8/1/17                       275        276,937
Procter & Gamble Co. 5.55%, 3/5/37                        325        306,987
                                                                ------------
                                                                     583,924
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
AT&T, Inc. 5.625%, 6/15/16                                550        531,390
Citizens Communications Co. 6.25%, 1/15/13                235        215,906
Embarq Corp. 7.082%, 6/1/16                               240        239,780
Qwest Corp. 7.875%, 9/1/11                                150        153,000
Qwest Corp. 144A 6.50%, 6/1/17(b)                         190        174,800
Verizon Communications, Inc. 4.90%, 9/15/15               275        257,896
                                                                ------------
                                                                   1,572,772
                                                                ------------
INVESTMENT BANKING & BROKERAGE--0.3%
Lehman Brothers Holdings, Inc. 6%, 7/19/12                375        374,971


                                                    PAR VALUE
                                                       (000)       VALUE
                                                    ----------  ------------
INVESTMENT BANKING & BROKERAGE--(CONTINUED)
Merrill Lynch & Co., Inc. 6.11%, 1/29/37            $     415   $    374,628
                                                                ------------
                                                                     749,599
                                                                ------------
METAL & GLASS CONTAINERS--0.0%
Ball Corp. 6.875%, 12/15/12                                83         82,585

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12                          245        255,738

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14                            310        299,800

MULTI-UTILITIES--0.1%
Dominion Resources, Inc. 5%, 3/15/13                      185        176,921

OFFICE ELECTRONICS--0.1%
Xerox Corp. 6.75%, 2/1/17                                 385        391,084

OFFICE REITs--0.1%
HRPT Properties Trust 5.75%, 11/1/15                      325        318,390

OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc. 4.75%, 5/15/18                         450        409,440

OIL & GAS EXPLORATION & PRODUCTION--0.2%
Apache Corp. 6%, 1/15/37                                  435        415,923
Plains Exploration & Production Co. 7.75%, 6/15/15        150        141,000
                                                                ------------
                                                                     556,923
                                                                ------------
OIL & GAS REFINING & MARKETING--0.1%
Tesoro Corp. 144A 6.50%, 6/1/17(b)                        315        299,250

OIL & GAS STORAGE & TRANSPORTATION--0.3%
Kinder Morgan Finance Co. ULC 5.70%, 1/5/16               930        826,845
TEPPCO Partners LP 7.625%, 2/15/12                        150        160,772
                                                                ------------
                                                                     987,617
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.4%
General Electric Capital Corp. 5.375%, 10/20/16           800        778,756
JPMorgan Chase & Co. 5.25%, 5/1/15                        350        338,780
                                                                ------------
                                                                   1,117,536
                                                                ------------
PAPER PRODUCTS--0.1%
Abitibi-Consolidated Finance LP 7.875%, 8/1/09            250        239,375
Verso Paper Holdings LLC and Verso Paper, Inc.
  144A 9.106%, 8/1/14(b)(c)                               107        105,395
                                                                ------------
                                                                     344,770
                                                                ------------

Phoenix Income & Growth Fund


                                                    PAR VALUE
                                                       (000)        VALUE
                                                    ----------  ------------
REGIONAL BANKS--0.3%
Rabobank Capital Funding II 144A
  5.26%, 12/29/49(b)(c)                             $     500   $    481,243
Zions Bancorp 5.65%, 5/15/14                              250        247,005
                                                                ------------
                                                                     728,248
                                                                ------------
SPECIALIZED REITs--0.1%
Host Hotels & Resorts L.P. 6.875%, 11/1/14                250        242,500
Ventas Realty LP/Ventas Capital Corp.
  6.625%, 10/15/14                                         75         71,250
                                                                ------------
                                                                     313,750
                                                                ------------
TOBACCO--0.2%
Reynolds American, Inc. 7.30%, 7/15/15                    550        550,820

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Series F
  5.95%, 3/15/14                                          450        417,375
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $28,376,330)                                     27,599,152
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--15.3%

Banc of America Alternative Loan Trust
  06-9, A1 6%, 1/25/37                                  1,456      1,449,366
Bear Stearns Adjustable Rate Mortgage Trust
  05-12, 13A1 5.455%, 2/25/36(c)                          788        774,798
Bear Stearns Commercial Mortgage Securities
  06-PW12, A4 5.711%, 9/11/38(c)                          880        872,725
Citigroup Mortgage Loan Trust, Inc.
  05-5, 2A3 5%, 7/25/35                                   714        689,319
Citigroup/Deutsche Bank Commercial Mortgage
  Trust 05-CD1, AM 5.226%, 7/15/44(c)                     600        576,200
Citigroup/Deutsche Bank Commercial Mortgage
  Trust 06-CD2, A4 5.362%, 1/15/46(c)                   1,420      1,373,723
Countrywide Home Loan Mortgage Pass-Through
  Trust 04-13, 1A1 5.50%, 8/25/34                         905        900,851
Countrywide Home Loan Mortgage Pass-Through
  Trust 07-1, A2 6%, 2/25/37                              287        285,513
Credit Suisse First Boston Mortgage
  Securities Corp. 05-12, 6A1 6%, 1/25/36               1,253      1,231,601
Credit Suisse First Boston Mortgage
  Securities Corp. 98-C1, B 6.59%, 5/17/40              3,000      3,020,686
Credit Suisse Mortgage Capital Certificates
  06-C1, A4 5.555%, 2/15/39(c)                          2,050      2,003,989



                                                    PAR VALUE
                                                       (000)       VALUE
                                                    ----------  ------------
Crown Castle Towers LLC 05-1A, AFX 144A
  4.643%, 6/15/35(b)                                $     915   $    896,000
DLJ Commercial Mortgage Corp. 98-CF2, A1B
  6.24%, 11/12/31                                       1,336      1,341,497
First Horizon Assets Securities, Inc. 05-AR1, 2A1
  5.012%, 4/25/35(c)                                      921        917,406
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
  4.622%, 11/25/35(c)                                     589        583,755
Greenwich Capital Commercial Funding Corp.
  04-GG1, A7 5.317%, 6/10/36(c)                         4,100      4,011,334
GS Mortgage Securities Corp. II 05-GG4, AJ
  4.782%, 7/10/39                                         950        881,332
GS Mortgage Securities Corp. II 99-C1, A2
  6.11%, 11/18/30(c)                                    1,430      1,432,736
JPMorgan Chase Commercial Mortgage Securities Corp.
  01-CIBC, A3 6.26%, 3/15/33(c)                         1,076      1,096,591
JPMorgan Mortgage Acquisition Corp. 06-CW2,
  AF3 5.777%, 8/25/36                                     605        602,822
JPMorgan Mortgage Trust 05-S3, 2A2 5.50%,
  1/25/21                                                 675        662,527
Lehman Brothers - UBS Commercial Mortgage
  Trust 04-C7, A6 4.786%, 10/15/29(c)                   1,800      1,701,536
Lehman Brothers - UBS Commercial Mortgage
  Trust 06-C6, A4 5.372%, 9/15/39                         775        745,492
Lehman Brothers - UBS Commercial Mortgage Trust
  07-C2, A2 5.303%, 2/15/40                             1,550      1,528,272
Lehman XS Net Interest Margin 06-GPM5, A1 144A
  6.25%, 10/28/46(b)                                      630        628,590
MASTR Resecuritization Trust 05-1 144A
  5%, 10/28/34(b)                                         451        424,018
Merrill Lynch Mortgage Trust 06-C1, AM
  5.659%, 5/12/39(c)                                      850        837,689
Morgan Stanley Capital I 06-T23, A4
  5.81%, 8/12/41(c)                                       955        954,972
Residential Accredit Loans, Inc. 06-QA1, A21
  5.975%, 1/25/36(c)                                    1,324      1,335,544
Residential Funding Mortgage Securities I, Inc.
  05-SA1, 2A 4.866%, 3/25/35(c)                           996        990,499
Structured Asset Securities Corp. 03-32, 1A1
  5.206%, 11/25/33(c)                                     708        669,980
Structured Asset Securities Corp. 05-17, 1A6
  5.50%, 10/25/35                                         920        855,611
Timberstar Trust 06-1A, A 144A
  5.668%, 10/15/36(b)                                     800        764,188

Phoenix Income & Growth Fund

                                                    PAR VALUE
                                                       (000)       VALUE
                                                    ----------  ------------
Wells Fargo Mortgage Backed Securities
  Trust 04-EE, 2A3 3.989%, 12/25/34(c)              $     971   $    954,473
Wells Fargo Mortgage Backed Securities
  Trust 05-14, 2A1 5.50%, 12/25/35                      1,617      1,548,855
Wells Fargo Mortgage Backed Securities
  Trust 05-5, 1A1 5%, 5/25/20                           1,530      1,471,940
Wells Fargo Mortgage Backed Securities
  Trust 05-AR10, 2A16 4.109%, 6/25/35(c)                1,000        965,000
Wells Fargo Mortgage Backed Securities
  Trust 05-AR16, 6A3 5%, 10/25/35(c)                      687        680,861
Wells Fargo Mortgage Backed Securities
  Trust 05-AR4, 2A1 4.523%, 4/25/35(c)                  1,407      1,387,717
Wells Fargo Mortgage Backed Securities
  Trust 07-AR3, A4 6.072%, 4/25/37(c)                     375        377,516
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $45,628,666)                                     44,427,524
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--2.6%

BRAZIL--0.8%
Federative Republic of Brazil 10.50%, 7/14/14           1,000      1,244,000
Federative Republic of Brazil 7.875%, 3/7/15              500        547,500
Federative Republic of Brazil 12.50%, 1/5/22              600(f)     384,697
Federative Republic of Brazil 11%, 8/17/40                200        258,850
                                                                ------------
                                                                   2,435,047
                                                                ------------
CANADA--0.3%
Commonwealth of Canada 4.25%, 9/1/09                      890(g)     827,914

GERMANY--0.3%
Federal Republic of Germany 144A
  3.25%, 4/17/09(b)                                       699(h)     939,606

MEXICO--0.3%
United Mexican States Series MI10
  9.50%, 12/18/14                                       8,500(i)     850,681

NORWAY--0.2%
Kingdom of Norway 5.50%, 5/15/09                        3,200(j)     552,484

PHILIPPINES--0.1%
Republic of Philippines 10.625%, 3/16/25                   75        100,875
Republic of Philippines 6.375%, 1/15/32                   170        159,375
----------------------------------------------------------------------------
                                                                     260,250
----------------------------------------------------------------------------
RUSSIA--0.1%
Russian Federation RegS 7.50%, 3/31/30(c)(e)              299        326,484


                                                    PAR VALUE
                                                       (000)       VALUE
                                                    ----------  ------------
SWEDEN--0.2%
Kingdom of Sweden Series 1043 5%, 1/28/09               3,600(k)$    540,168

TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS
  9.875%, 10/1/09(e)                                $     140        153,650

TURKEY--0.1%
Republic of Turkey 12.375%, 6/15/09                       200        224,360
Republic of Turkey 7%, 6/5/20                             220        217,525
                                                                ------------
                                                                     441,885
                                                                ------------
UKRAINE--0.1%
Republic of Ukraine, Ministry of Finance 144A
 6.58%, 11/21/16(b)                                       320        311,200
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $7,537,110)                                       7,639,369
----------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(d)--4.3%

ARUBA--0.1%
UFJ Finance AEC 6.75%, 7/15/13                            325        337,904

AUSTRALIA--0.3%
United Energy Distribution Holdings
  Property Ltd. 144A 5.45%, 4/15/16(b)                    500        487,662
Westfield Capital Corp. Ltd./ Westfield
  Finance Authority 144A 5.125%, 11/15/14(b)
                                                          420        401,537
                                                                ------------
                                                                     889,199
                                                                ------------
BRAZIL--0.1%
Vale Overseas Ltd. 6.25%, 1/11/16                         260        257,740
Vale Overseas Ltd. 6.25%, 1/23/17                         170        168,276
                                                                ------------
                                                                     426,016
                                                                ------------
CANADA--0.3%
Catalyst Paper Corp. 7.375%, 3/1/14                       210        180,600
European Investment Bank 144A 4.60%, 1/30/37(b)           380(g)     329,593
Falconbridge Ltd. 5.50%, 6/15/17                          295        282,546
                                                                ------------
                                                                     792,739
                                                                ------------
CHILE--0.7%
Banco Santander Chile 144A 5.375%, 12/9/14(b)             325        310,367
Celulosa Arauco y Constitucion S.A. 5.625%, 4/20/15       435        414,069
Petropower I Funding Trust 144A 7.36%, 2/15/14(b)       1,267      1,279,697
                                                                ------------
                                                                   2,004,133
                                                                ------------

Phoenix Income & Growth Fund

                                                    PAR VALUE
                                                       (000)       VALUE
                                                    ----------  ------------
GERMANY--0.3%
Deutsche Bank AG NY Series GS 3.84%, 3/22/12(c)     $   1,000   $    947,800

KAZAKHSTAN--0.2%
Kazkommerts International B.V. 144A 7%, 11/3/09(b)        500        498,150

MEXICO--0.2%
Pemex Project Funding Master Trust 5.75%, 12/15/15        500        484,680
Vitro S.A. de C.V. 144A 8.625%, 2/1/12(b)                 105        102,375
                                                                ------------
                                                                     587,055
                                                                ------------
PHILIPPINES--0.1%
National Power Corp. 9.625%, 5/15/28                      270        326,700

RUSSIA--0.5%
Gazprom OAO (Gaz Capital SA) 144A
  6.212%, 11/22/16(b)                                     610        578,768
Gazprom OAO (Gaz Capital SA) 144A
  6.51%, 3/7/22(b)                                        125        119,538
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
  5.67%, 3/5/14(b)                                        380        369,776
TNK-BP Finance SA RegS 6.125%, 3/20/12(e)                 375        360,712
                                                                ------------
                                                                   1,428,794
                                                                ------------
SINGAPORE--0.2%
DBS Bank Ltd. 144A 5%, 11/15/19(b)(c)                     700        670,098

SOUTH KOREA--0.1%
Korea Development Bank 3.875%, 3/2/09                     350        341,989

SWITZERLAND--0.1%
Petroplus Finance Ltd. 144A 6.75%, 5/1/14(b)              185        169,738

TURKEY--0.1%
Bosphorus Financial Services Ltd.
  144A 7.16%, 2/15/12(b)(c)                               250        252,536

UNITED ARAB EMIRATES--0.1%
Abu Dhabi National Energy Co.
  144A 5.875%, 10/27/16(b)                                355        350,024

UNITED KINGDOM--0.6%
Diageo Capital plc 5.50%, 9/30/16                         310        301,578
HBOS plc 144A 5.375%, 11/29/49(b)(c)                      750        730,671
Tate & Lyle International Finance plc
  144A 6.625%, 6/15/16(b)                                 325        329,331


                                                    PAR VALUE
                                                       (000)       VALUE
                                                    ----------  ------------

UNITED KINGDOM--(CONTINUED)
Vodafone Group plc 5%, 9/15/15                      $     175   $    162,026
Vodafone Group plc 6.15%, 2/27/37                         160        146,323
                                                                ------------
                                                                   1,669,929
                                                                ------------
UNITED STATES--0.2%
Merrill Lynch & Co., Inc. 10.71%, 3/8/17                  280(f)     153,135
Morgan Stanley 144A 10.09%, 5/3/17(b)                     750(f)     391,268
                                                                ------------
                                                                     544,403
                                                                ------------
VENEZUELA--0.1%
Petroleos de Venezuela RegS 5.25%, 4/12/17(e)             425        318,325
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $12,841,475)                                     12,555,532
----------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS--1.2%


ADVERTISING--0.0%
Lamar Media Corp. Tranche F 7%, 3/31/14(c)                 45         43,200

ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc. Tranche B
  8.10%, 3/13/14(c)                                        23         22,425

AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. Tranche B 8.36%, 12/15/13(c)               375        353,438

AUTOMOTIVE RETAIL--0.1%
Hertz Corp. (Letter of Credit) 7.11%, 12/21/12(c)          56         54,320
Hertz Corp. Tranche B 7.11%, 12/21/12(c)                  319        309,430
                                                                ------------
                                                                     363,750
                                                                ------------
BROADCASTING & CABLE TV--0.1%
Charter Communications Operating LLC Tranche B
  7.50%, 3/6/14(c)                                        325        309,563

DIVERSIFIED METALS & MINING--0.1%
Compass Minerals Group, Inc. Tranche B
  7%, 12/22/12(c)                                         210        205,058

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc. Tranche A
  7.25%, 3/28/14(c)                                       148        142,080
Allied Waste North America, Inc. Tranche B
  7.75%, 3/28/14(c)                                       272        261,236
                                                                ------------
                                                                     403,316
                                                                ------------

Phoenix Income & Growth Fund

                                                    PAR VALUE
                                                       (000)       VALUE
                                                    ----------  ------------
HEALTH CARE FACILITIES--0.0%
Health Management Associates, Inc. Tranche  B
  7.50%, 2/28/14(c)                                 $      50   $     47,257

HOUSEWARES & SPECIALTIES--0.1%
Tupperware Brands Corp. Tranche B 7.25%, 12/1/12(c)       351        340,338

OIL & GAS DRILLING--0.1%
Hercules Offshore, Inc. Tranche 7.11%, 7/11/13(c)          75         74,438

PAPER PRODUCTS--0.2%
Domtar, Inc. Tranche B 6.875%, 3/7/14(c)                   68         63,787
Georgia-Pacific Corp. Tranche B1 7.15%, 12/20/12(c)       375        352,500
                                                                ------------
                                                                     416,287
                                                                ------------
PUBLISHING--0.1%
Idearc, Inc. Tranche B 7.50%, 11/17/14(c)                 375        358,125

SPECIALIZED FINANCE--0.1%
Solar Capital Corp. Tranche 8.818%, 2/28/14(c)            375        360,937
----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $3,401,524)                                       3,298,132
----------------------------------------------------------------------------


                                                      SHARES
                                                    ---------
DOMESTIC COMMON STOCKS--47.3%

AEROSPACE & DEFENSE--2.0%
Boeing Co. (The)                                        4,400        455,092
General Dynamics Corp.                                  4,400        345,664
Honeywell International, Inc.                          15,600        897,156
Lockheed Martin Corp.                                  10,700      1,053,736
Northrop Grumman Corp.                                  7,000        532,700
Raytheon Co.                                            7,800        431,808
United Technologies Corp.                              28,200      2,057,754
                                                                ------------
                                                                   5,773,910
                                                                ------------
AIR FREIGHT & LOGISTICS--0.1%
United Parcel Service, Inc. Class B                     2,800        212,016

AIRLINES--0.2%
AMR Corp.(l)                                            9,700        239,396
Continental Airlines, Inc. Class B(l)                   3,400        107,134
US Airways Group, Inc.(l)                               5,200        161,252
                                                                ------------
                                                                     507,782
                                                                ------------
APPAREL RETAIL--0.1%
Gap, Inc. (The)                                        25,000        430,000



                                                       SHARES      VALUE
                                                     ---------  ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
VF Corp.                                                4,800   $    411,792

APPLICATION SOFTWARE--0.1%
Aspen Technology, Inc.(l)                              15,600        193,440
Intuit, Inc.(l)                                         3,100         88,784
                                                                ------------
                                                                     282,224
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.0%
Bank of New York Mellon Corp. (The)                    20,127        856,389
Federated Investors, Inc. Class B                       7,600        273,676
Franklin Resources, Inc.                                4,800        611,376
Northern Trust Corp.                                    9,700        605,862
State Street Corp.                                      7,900        529,537
                                                                ------------
                                                                   2,876,840
                                                                ------------
AUTO PARTS & EQUIPMENT--0.2%
Lear Corp.(l)                                          15,800        530,564

AUTOMOBILE MANUFACTURERS--0.0%
General Motors Corp.                                    2,830         91,692

BIOTECHNOLOGY--0.4%
Amgen, Inc.(l)                                          3,600        193,464
Biogen Idec, Inc.(l)                                    8,000        452,320
Cephalon, Inc.(l)                                       1,600        120,224
OSI Pharmaceuticals, Inc.(l)                           16,500        531,960
                                                                ------------
                                                                   1,297,968
                                                                ------------
BREWERS--0.1%
Anheuser-Busch Cos., Inc.                               8,600        419,422

BROADCASTING & CABLE TV--0.4%
CBS Corp. Class B                                      32,200      1,021,384

BUILDING PRODUCTS--0.1%
Masco Corp.                                            14,400        391,824

COAL & CONSUMABLE FUELS--0.2%
Massey Energy Co.                                      16,900        360,815
USEC, Inc.(l)                                           6,700        112,493
                                                                ------------
                                                                     473,308
                                                                ------------
COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.                            11,500        485,990

COMMUNICATIONS EQUIPMENT--1.2%
Avaya, Inc.(l)                                         13,500        223,290
Cisco Systems, Inc.(l)                                 93,000      2,688,630
Harris Corp.                                            4,900        268,912
InterDigital, Inc.(l)                                   4,000        111,800

Phoenix Income & Growth Fund

                                                       SHARES      VALUE
                                                     ---------  -----------

COMMUNICATIONS EQUIPMENT--(CONTINUED)
Motorola, Inc.                                          7,300   $    124,027
                                                                ------------
                                                                   3,416,659
                                                                ------------
COMPUTER HARDWARE--1.9%
Hewlett-Packard Co.                                    48,030      2,210,821
International Business Machines Corp.                  29,500      3,264,175
Sun Microsystems, Inc.(l)                              23,500        119,850
                                                                ------------
                                                                   5,594,846
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--0.2%
EMC Corp.(l)                                           11,300        209,163
Emulex Corp.(l)                                        14,300        283,140
Lexmark International, Inc. Class A(l)                  4,500        177,930
                                                                ------------
                                                                     670,233
                                                                ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
PACCAR, Inc.                                            1,900        155,458
Toro Co. (The)                                          6,200        348,564
                                                                ------------
                                                                     504,022
                                                                ------------
CONSUMER FINANCE--0.4%
American Express Co.                                   17,800      1,042,012
AmeriCredit Corp.(l)                                    6,800        138,312
                                                                ------------
                                                                   1,180,324
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Automatic Data Processing, Inc.                        13,700        635,954
CheckFree Corp.(l)                                      5,400        198,936
Computer Sciences Corp.(l)                              2,600        144,768
Electronic Data Systems Corp.                          21,300        574,887
Fiserv, Inc.(l)                                        12,000        593,040
                                                                ------------
                                                                   2,147,585
                                                                ------------
DEPARTMENT STORES--0.5%
Macy's, Inc.                                           15,400        555,478
Penney (J.C.) Co., Inc.                                13,600        925,344
                                                                ------------
                                                                   1,480,822
                                                                ------------
DIVERSIFIED BANKS--1.2%
Comerica, Inc.                                          5,800        305,428
Wachovia Corp.                                         31,300      1,477,673
Wells Fargo & Co.                                      51,000      1,722,270
                                                                ------------
                                                                   3,505,371
                                                                ------------
DIVERSIFIED CHEMICALS--0.2%
Dow Chemical Co. (The)                                 11,600        504,368
PPG Industries, Inc.                                    2,200        167,794
                                                                ------------
                                                                     672,162
                                                                ------------

                                                       SHARES      VALUE
                                                     ---------  -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Dun & Bradstreet Corp.                                  4,400   $    430,144

ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Emerson Electric Co.                                   25,200      1,186,164

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Agilent Technologies, Inc.(l)                           8,900        339,535
Vishay Intertechnology, Inc.(l)                        10,800        167,508
                                                                ------------
                                                                     507,043
                                                                ------------
ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Covanta Holding Corp.(l)                                4,500        102,060

FERTILIZERS & AGRICULTURAL CHEMICALS--0.0%
Terra Industries, Inc.(l)                               4,900        120,197

FOOD RETAIL--0.1%
Kroger Co. (The)                                       16,300        423,148

FOOTWEAR--0.3%
Nike, Inc. Class B                                     13,200        745,140

GAS UTILITIES--0.1%
WGL Holdings, Inc.                                     10,700        320,358

GENERAL MERCHANDISE STORES--0.2%
Big Lots, Inc.(l)                                       9,900        256,014
Family Dollar Stores, Inc.                              9,200        272,504
                                                                ------------
                                                                     528,518
                                                                ------------
HEALTH CARE DISTRIBUTORS--0.6%
Cardinal Health, Inc.                                  13,500        887,355
McKesson Corp.                                         14,300        825,968
                                                                ------------
                                                                   1,713,323
                                                                ------------
HEALTH CARE EQUIPMENT--0.2%
Baxter International, Inc.                             13,900        731,140

HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc.(l)                         4,100        333,207

HOME IMPROVEMENT RETAIL--0.4%
Sherwin-Williams Co. (The)                             15,800      1,101,102

HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The)                                     5,200        287,716
Whirlpool Corp.                                         2,600        265,486
                                                                ------------
                                                                     553,202
                                                                ------------
HOUSEHOLD PRODUCTS--0.7%
Clorox Co. (The)                                       12,900        779,934
Colgate-Palmolive Co.                                   3,700        244,200
Kimberly-Clark Corp.                                    9,800        659,246

Phoenix Income & Growth Fund


                                                       SHARES      VALUE
                                                     ---------  ------------

HOUSEHOLD PRODUCTS--(CONTINUED)
Procter & Gamble Co. (The)                              6,500   $    402,090
                                                                ------------
                                                                   2,085,470
                                                                ------------
HOUSEWARES & SPECIALTIES--0.2%
Newell Rubbermaid, Inc.                                20,600        544,870

HYPERMARKETS & SUPER CENTERS--0.5%
Wal-Mart Stores, Inc.                                  30,900      1,419,855

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
Constellation Energy Group, Inc.                        8,600        720,680

INDUSTRIAL CONGLOMERATES--1.3%
3M Co.                                                  3,300        293,436
General Electric Co.                                   59,500      2,306,220
Tyco International Ltd.                                25,550      1,208,260
                                                                ------------
                                                                   3,807,916
                                                                ------------
INDUSTRIAL MACHINERY--0.7%
Dover Corp.                                             3,700        188,700
Eaton Corp.                                            12,000      1,166,160
Gardner Denver, Inc.(l)                                 4,500        187,155
Parker-Hannifin Corp.                                   4,600        453,928
                                                                ------------
                                                                   1,995,943
                                                                ------------
INSURANCE BROKERS--0.1%
AON Corp.                                               6,200        248,248

INTEGRATED OIL & GAS--4.3%
Chevron Corp.                                          22,000      1,875,720
ConocoPhillips                                          7,600        614,384
Exxon Mobil Corp.                                      83,100      7,074,303
Marathon Oil Corp.                                      8,600        474,720
Occidental Petroleum Corp.                             45,200      2,563,744
                                                                ------------
                                                                  12,602,871
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--2.2%
AT&T, Inc.                                             85,574      3,351,078
Citizens Communications Co.                            34,100        492,063
Qwest Communications International, Inc.(l)            66,700        568,951
Verizon Communications, Inc.                           47,000      2,003,140
                                                                ------------
                                                                   6,415,232
                                                                ------------
INTERNET RETAIL--0.1%
IAC/InterActiveCorp.(l)                                 8,800        252,912

INTERNET SOFTWARE & SERVICES--0.2%
eBay, Inc.(l)                                          19,300        625,320

INVESTMENT BANKING & BROKERAGE--0.8%
Investment Technology Group, Inc.(l)                    2,300         91,908



                                                       SHARES      VALUE
                                                     ---------  ------------

INVESTMENT BANKING & BROKERAGE--(CONTINUED)
Merrill Lynch & Co., Inc.                              21,100   $  1,565,620
Morgan Stanley                                          8,400        536,508
                                                                ------------
                                                                   2,194,036
                                                                ------------
LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                            4,600        128,892
Mattel, Inc.                                            7,100        162,661
                                                                ------------
                                                                     291,553
                                                                ------------
LIFE & HEALTH INSURANCE--1.8%
AFLAC, Inc.                                            10,800        562,896
Lincoln National Corp.                                 13,900        838,448
MetLife, Inc.                                          30,400      1,830,688
Principal Financial Group, Inc. (The)                  11,800        665,402
Prudential Financial, Inc.                             12,100      1,072,423
StanCorp Financial Group, Inc.                          2,400        112,704
Unum Group                                              4,400        106,920
                                                                ------------
                                                                   5,189,481
                                                                ------------
MANAGED HEALTH CARE--1.2%
Aetna, Inc.                                            16,800        807,576
CIGNA Corp.                                            12,300        635,172
Coventry Health Care, Inc.(l)                           2,500        139,525
UnitedHealth Group, Inc.                               23,280      1,127,450
WellPoint, Inc.(l)                                     10,800        811,296
                                                                ------------
                                                                   3,521,019
                                                                ------------
MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                                   2,700        154,764

MOVIES & ENTERTAINMENT--1.1%
Time Warner, Inc.                                      33,500        645,210
Viacom, Inc. Class B(l)                                22,300        854,090
Walt Disney Co. (The)                                  47,700      1,574,100
                                                                ------------
                                                                   3,073,400
                                                                ------------
MULTI-LINE INSURANCE--0.7%
American International Group, Inc.                     27,600      1,771,368
Hartford Financial Services Group, Inc. (The)           2,100        192,927
                                                                ------------
                                                                   1,964,295
                                                                ------------
MULTI-UTILITIES--0.1%
Public Service Enterprise Group, Inc.                   1,800        155,070

OFFICE ELECTRONICS--0.1%
Xerox Corp.(l)                                         15,900        277,614

OFFICE REITs--0.2%
Brandywine Realty Trust                                25,400        612,648

Phoenix Income & Growth Fund
                                                       SHARES      VALUE
                                                     ---------  ------------

OIL & GAS DRILLING--0.1%
ENSCO International, Inc.                               2,800   $    170,996
Grey Wolf, Inc.(l)                                     32,100        237,861
                                                                ------------
                                                                     408,857
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--0.9%
Global Industries Ltd.(l)                              13,900        360,010
Halliburton Co.                                        23,230        836,745
National Oilwell Varco, Inc.(l)                         7,000        840,770
Tidewater, Inc.                                         6,600        451,572
                                                                ------------
                                                                   2,489,097
                                                                ------------
OIL & GAS REFINING & MARKETING--0.3%
Holly Corp.                                             6,700        451,513
Valero Energy Corp.                                     4,700        314,947
                                                                ------------
                                                                     766,460
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.0%
Bank of America Corp.                                  85,600      4,059,152
Citigroup, Inc.                                        39,900      1,858,143
JPMorgan Chase & Co.                                   60,500      2,662,605
                                                                ------------
                                                                   8,579,900
                                                                ------------
PACKAGED FOODS & MEATS--0.7%
Campbell Soup Co.                                      12,500        460,375
ConAgra Foods, Inc.                                    19,500        494,325
General Mills, Inc.                                    11,000        611,820
Heinz (H.J.) Co.                                       11,800        516,368
                                                                ------------
                                                                   2,082,888
                                                                ------------
PERSONAL PRODUCTS--0.1%
NBTY, Inc.(l)                                           6,800        296,072

PHARMACEUTICALS--2.6%
Endo Pharmaceuticals Holdings, Inc.(l)                  7,300        248,273
Forest Laboratories, Inc.(l)                           12,100        486,420
Johnson & Johnson                                      47,300      2,861,650
Merck & Co., Inc.                                      16,800        834,120
Pfizer, Inc.                                          105,600      2,482,656
Sepracor, Inc.(l)                                       5,400        151,902
Wyeth                                                   7,300        354,196
                                                                ------------
                                                                   7,419,217
                                                                ------------
PROPERTY & CASUALTY INSURANCE--1.2%
Allstate Corp. (The)                                   29,100      1,546,665
Chubb Corp. (The)                                       5,500        277,255
Philadelphia Consolidated Holding Co.(l)                2,800        101,192
Progressive Corp. (The)                                13,500        283,230
Travelers Cos., Inc. (The)                             25,200      1,279,656
                                                                ------------
                                                                   3,487,998
                                                                ------------


                                                       SHARES      VALUE
                                                     ---------  ------------

RAILROADS--0.3%
Burlington Northern Santa Fe Corp.                      6,200   $    509,268
Norfolk Southern Corp.                                  6,500        349,570
                                                                ------------
                                                                     858,838
                                                                ------------
REGIONAL BANKS--0.3%
Bank of Hawaii Corp.                                    4,900        235,298
KeyCorp                                                11,100        385,059
SunTrust Banks, Inc.                                    2,600        203,580
Synovus Financial Corp.                                 5,800        162,168
                                                                ------------
                                                                     986,105
                                                                ------------
RESIDENTIAL REITs--0.1%
Archstone-Smith Trust                                   4,000        229,640

RESTAURANTS--0.8%
McDonald's Corp.                                       33,200      1,589,284
Yum! Brands, Inc.                                      20,800        666,432
                                                                ------------
                                                                   2,255,716
                                                                ------------
SEMICONDUCTOR EQUIPMENT--0.4%
Applied Materials, Inc.                                18,800        414,352
KLA-Tencor Corp.                                        2,200        124,938
Lam Research Corp.(l)                                   4,400        254,496
Novellus Systems, Inc.(l)                              11,700        333,684
                                                                ------------
                                                                   1,127,470
                                                                ------------
SEMICONDUCTORS--1.1%
Amkor Technology, Inc.(l)                              14,000        173,040
Atmel Corp.(l)                                         22,700        122,353
Integrated Device Technology, Inc.(l)                  19,900        323,773
Intel Corp.                                            33,000        779,460
International Rectifier Corp.(l)                        3,900        143,169
NVIDIA Corp.(l)                                        10,500        480,480
ON Semiconductor Corp.(l)                              15,000        177,300
Texas Instruments, Inc.                                27,100        953,649
                                                                ------------
                                                                   3,153,224
                                                                ------------
SOFT DRINKS--0.6%
Coca-Cola Co. (The)                                    20,400      1,063,044
Pepsi Bottling Group, Inc. (The)                       18,000        602,280
                                                                ------------
                                                                   1,665,324
                                                                ------------
SPECIALIZED REITs--0.1%
FelCor Lodging Trust, Inc.                             13,300        292,068

SPECIALTY CHEMICALS--0.1%
Fuller (H.B.) Co.                                       7,400        204,462

STEEL--0.3%
AK Steel Holding Corp.(l)                               5,600        223,832

Phoenix Income & Growth Fund

                                                       SHARES      VALUE
                                                     ---------  ------------
STEEL--(CONTINUED)
Chaparral Steel Co.                                     3,000   $    252,120
Nucor Corp.                                             5,900        296,180
United States Steel Corp.                               1,700        167,093
                                                                ------------
                                                                     939,225
                                                                ------------
SYSTEMS SOFTWARE--2.2%
BMC Software, Inc.(l)                                   7,600        218,272
McAfee, Inc.(l)                                         3,500        125,510
Microsoft Corp.                                       133,800      3,878,862
Oracle Corp.(l)                                        69,600      1,330,752
Symantec Corp.(l)                                      36,000        691,200
                                                                ------------
                                                                   6,244,596
                                                                ------------
TECHNOLOGY DISTRIBUTORS--0.0%
Arrow Electronics, Inc.(l)                              2,200         84,084

TOBACCO--0.5%
Altria Group, Inc.                                      4,090        271,862
Loews Corp. - Carolina Group                           12,900        977,691
Universal Corp.                                         2,800        154,588
                                                                ------------
                                                                   1,404,141
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Sprint Nextel Corp.                                    37,100        761,663
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $101,219,643)                                   137,063,728
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--0.2%

INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co. Ltd. Class A (United States)         6,500        327,080

PROPERTY & CASUALTY INSURANCE--0.1%
XL Capital Ltd. Class A (United States)                 3,400        264,724
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $388,148)                                           591,804
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $253,401,209)                                   286,146,575
----------------------------------------------------------------------------


                                                    PAR VALUE
                                                       (000)       VALUE
                                                    ----------  ------------
SHORT-TERM INVESTMENTS--1.5%


COMMERCIAL PAPER(m)--1.5%
Lockhart Funding LLC 5.38%, 8/1/07                  $   2,695   $  2,695,000
Alpine Securitization Corp. 5.27%, 8/2/07               1,720      1,719,748
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,414,748)                                       4,414,748
----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $257,815,957)                                   290,561,323(a)

Other assets and liabilities, net--(0.2)%                           (666,368)
                                                                ------------
NET ASSETS--100.0%                                              $289,894,955
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $36,994,113 and gross depreciation of $6,393,836 for federal income tax purposes. At July 31, 2007, the aggregate cost of securities for federal income tax purposes was $259,961,046.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to a value of $15,501,624 or 5.3% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedule of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)  Par value represents Brazilian Real.
(g)  Par value represents Canadian Dollar.
(h)  Par value represents Euro.
(i)  Par value represents Mexican Peso.
(j)  Par value represents Norwegian Krone.
(k)  Par value represents Swedish Krona.
(l)  Non-income producing.
(m)  The rate shown is the discount rate.

PHOENIX INVESTMENT SERIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Phoenix Investment Series Fund in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.


A.   SECURITY VALUATION

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.



          Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.



          As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.



          Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.



          Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.



          In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B.   SECURITY TRANSACTIONS AND RELATED INCOME

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

PHOENIX INVESTMENT SERIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)


C.   FOREIGN CURRENCY TRANSLATION

          Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D.   FOREIGN SECURITY COUNTRY DETERMINATION

          A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.



E.   FORWARD CURRENCY CONTRACTS

          The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedule of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.



          A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.



          At July 31, 2007, the Fund had entered into forward currency contracts as follows:

                                                                                Net
                               In                                           Unrealized
         Contract to         Exchange        Settlement                     Appreciation
          Receive              For              Date            Value     (Depreciation)
    -------------------   --------------   ------------     ------------  --------------
     JPY    45,570,735      USD 383,980        8/8/07         $385,116        $1,136

            JPY Japanese Yen                USD United States Dollar

    F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

          The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased.


    G. REIT INVESTMENTS

          Dividend income is recorded using management's estimates of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from estimated amounts.

PHOENIX INVESTMENT SERIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)


H.   LOAN AGREEMENTS

          The Fund may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

          In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.



          The Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.



          High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the advisers and/or subadviser to accurately predict risk.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Investment Series Fund

By (Signature and Title)*           /s/ George R. Aylward
                         -------------------------------------------------------
                                    George R. Aylward, President
                                    (principal executive officer)

Date                                September 26, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ George R. Aylward
                         -------------------------------------------------------
                                    George R. Aylward, President
                                    (principal executive officer)

Date                                September 26, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ W. Patrick Bradley
                         -------------------------------------------------------
                                    W. Patrick Bradley, Chief Financial Officer
                                    and Treasurer
                                    (principal financial officer)

Date                                September 26, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.